Schedule of Intangible Assets Estimated Future Amortization (Details) - EUR (€)	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
2024	€ 151,550
2025	311,020
2026	311,020
2027	311,020
2028	159,471
Thereafter	159,471
Total	€ 1,403,552	€ 964,109